Quarterly Holdings Report
for

Fidelity® SAI Emerging Markets Low Volatility Index Fund

January 31, 2020

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

MLV-QTLY-0320
1.9892172.101

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Bailiwick of Jersey - 0.9%
WNS Holdings Ltd. sponsored ADR (a)	81,482	$5,814,556
Bermuda - 2.0%
China Resource Gas Group Ltd.	1,464,000	7,716,100
Cosco Shipping Ports Ltd.	2,922,000	2,066,724
Shenzhen International Holdings Ltd.	1,700,065	3,395,978

TOTAL BERMUDA		13,178,802

Brazil - 3.3%
Atacadao Distribuicao Comercio e Industria Ltda	623,500	3,288,858
EDP Energias do Brasil SA	280,700	1,464,915
Embraer SA	1,195,400	5,063,409
Hapvida Participacoes e Investimentos SA (b)	285,300	4,001,768
IRB Brasil Resseguros SA	765,500	8,013,208
Ultrapar Participacoes SA	81,800	482,480

TOTAL BRAZIL		22,314,638

Cayman Islands - 11.4%
AAC Technology Holdings, Inc.	979,000	6,886,114
Hengan International Group Co. Ltd.	1,247,500	9,086,968
NetEase, Inc. ADR	979	314,024
PagSeguro Digital Ltd. (a)	103,984	3,378,440
Semiconductor Manufacturing International Corp. (a)	5,403,500	9,866,456
Shenzhou International Group Holdings Ltd.	720,900	9,530,170
Sino Biopharmaceutical Ltd.	4,535,000	5,988,812
Tencent Holdings Ltd.	205,800	9,814,644
Want Want China Holdings Ltd.	11,273,000	9,305,302
Zhenro Properties Group Ltd.	3,801,000	2,350,111
ZTO Express (Cayman), Inc. sponsored ADR	452,085	9,819,286

TOTAL CAYMAN ISLANDS		76,340,327

Chile - 1.3%
Aguas Andinas SA	4,790,887	1,795,909
Banco de Chile	51,790,455	5,099,448
Compania Cervecerias Unidas SA	242,501	2,140,784

TOTAL CHILE		9,036,141

China - 5.1%
China Construction Bank Corp. (H Shares)	11,487,000	8,701,821
China Telecom Corp. Ltd. (H Shares)	23,172,000	9,015,907
Huaneng Power International, Inc. (H Shares)	6,558,000	3,094,963
Jiangsu Expressway Co. Ltd. (H Shares)	2,268,000	2,810,068
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	1,604,000	1,912,695
Sinopharm Group Co. Ltd. (H Shares)	932,000	3,032,663
Tsingtao Brewery Co. Ltd. (H Shares)	390,000	2,157,134
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	956,400	3,220,429

TOTAL CHINA		33,945,680

Czech Republic - 0.0%
Komercni Banka A/S	7,862	270,864
Hong Kong - 4.6%
China Mobile Ltd.	1,210,000	9,945,787
China Resources Pharmaceutical Group Ltd. (b)	2,882,000	2,411,271
China Resources Power Holdings Co. Ltd.	2,617,000	3,513,321
CNOOC Ltd.	826,000	1,236,553
Far East Horizon Ltd.	4,942,500	4,366,770
Guangdong Investment Ltd.	4,610,000	9,356,783

TOTAL HONG KONG		30,830,485

India - 12.4%
Apollo Hospitals Enterprise Ltd.	161,102	3,727,135
Cipla Ltd.	495,377	3,085,536
Dr. Reddy's Laboratories Ltd.	144,453	6,304,088
HCL Technologies Ltd.	1,217,371	10,063,515
Hindustan Unilever Ltd.	326,101	9,251,061
ICICI Lombard General Insurance Co. Ltd. (b)	146,576	2,665,552
Infosys Ltd.	890,557	9,698,445
Lupin Ltd.	392,225	3,925,952
Petronet LNG Ltd.	77,226	287,230
Pidilite Industries Ltd.	216,734	4,575,437
Power Grid Corp. of India Ltd.	1,124,791	2,898,959
Sun Pharmaceutical Industries Ltd.	274,697	1,665,661
Tata Consultancy Services Ltd.	311,723	8,939,453
Tech Mahindra Ltd.	701,169	7,800,306
Wipro Ltd.	2,432,345	8,068,023

TOTAL INDIA		82,956,353

Indonesia - 3.4%
PT Bank Central Asia Tbk	4,403,000	10,404,383
PT Indofood CBP Sukses Makmur Tbk	3,931,500	3,262,451
PT Telekomunikasi Indonesia Tbk Series B	33,729,000	9,355,652

TOTAL INDONESIA		23,022,486

Korea (South) - 9.3%
Db Insurance Co. Ltd.	83,953	2,961,183
E-Mart Co. Ltd.	1,189	109,221
Hankook Tire Co. Ltd.	140,420	3,339,175
Hyundai Mobis	44,186	8,420,054
Kangwon Land, Inc.	184,311	4,228,163
Korea Electric Power Corp. (a)	324,571	6,842,421
KT&G Corp.	108,697	8,607,459
S1 Corp.	31,358	2,367,050
Samsung Life Insurance Co. Ltd.	118,712	6,845,496
SK C&C Co. Ltd.	21,335	4,156,305
SK Telecom Co. Ltd.	41,509	7,924,047
Woongjin Coway Co. Ltd.	90,972	6,651,636

TOTAL KOREA (SOUTH)		62,452,210

Kuwait - 1.6%
National Bank of Kuwait	3,135,275	10,832,641
Malaysia - 5.8%
Dialog Group Bhd	4,261,000	3,387,983
Hap Seng Consolidated Bhd	1,199,100	2,811,418
Hong Leong Bank Bhd	816,100	3,175,866
IHH Healthcare Bhd	5,180,900	7,178,663
Malayan Banking Bhd	4,064,668	8,345,732
Petronas Dagangan Bhd	517,100	2,761,223
Petronas Gas Bhd	765,500	2,951,361
Public Bank Bhd	1,846,400	8,353,763

TOTAL MALAYSIA		38,966,009

Mexico - 2.8%
Gruma S.A.B. de CV Series B	41,925	445,531
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	680,000	8,404,498
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	355,355	6,828,014
Kimberly-Clark de Mexico SA de CV Series A	1,580,000	3,258,585

TOTAL MEXICO		18,936,628

Philippines - 2.8%
Aboitiz Power Corp.	25,800	16,143
Bank of the Philippine Islands (BPI)	2,451,430	3,911,695
BDO Unibank, Inc.	3,137,900	9,077,096
Jollibee Food Corp.	734,850	2,746,476
Manila Electric Co.	290,260	1,437,205
SM Prime Holdings, Inc.	2,173,200	1,650,418

TOTAL PHILIPPINES		18,839,033

Qatar - 2.6%
Qatar Electricity & Water Co.	337,095	1,485,958
Qatar Gas Transport Co. Ltd. (Nakilat)	5,049,813	3,300,894
Qatar National Bank SAQ	1,471,590	8,261,274
The Commercial Bank of Qatar	3,594,398	4,738,564

TOTAL QATAR		17,786,690

Saudi Arabia - 1.4%
Jarir Marketing Co.	102,248	4,387,507
Saudi Arabian Fertilizers Co.	165,527	3,308,775
Saudi Telecom Co.	63,466	1,544,362

TOTAL SAUDI ARABIA		9,240,644

South Africa - 1.4%
Bidcorp Ltd.	421,871	9,339,150
Taiwan - 15.9%
ASUSTeK Computer, Inc.	567,000	4,152,902
Chang Hwa Commercial Bank	10,713,280	7,546,737
China Steel Corp.	12,160,000	9,214,727
Chunghwa Telecom Co. Ltd.	2,714,000	9,642,799
Far EasTone Telecommunications Co. Ltd.	2,807,000	6,323,202
Formosa Petrochemical Corp.	2,268,000	6,669,768
Formosa Plastics Corp.	2,250,000	6,871,109
Giant Manufacturing Co. Ltd.	121,000	708,601
Novatek Microelectronics Corp.	384,000	2,692,762
Pou Chen Corp.	4,063,000	4,666,961
President Chain Store Corp.	286,000	2,798,257
Quanta Computer, Inc.	4,951,000	9,996,975
Taiwan Cooperative Financial Holding Co. Ltd.	8,536,990	5,820,118
Taiwan Mobile Co. Ltd.	2,660,000	9,360,133
The Shanghai Commercial & Savings Bank Ltd.	239,000	389,620
Unified-President Enterprises Corp.	3,229,000	7,650,700
United Microelectronics Corp.	18,058,000	8,766,636
WPG Holding Co. Ltd.	2,517,000	3,138,109

TOTAL TAIWAN		106,410,116

Thailand - 5.1%
Advanced Info Service PCL (For. Reg.)	718,100	4,670,132
Bangkok Bank PCL	648,800	2,977,586
Bangkok Dusit Medical Services PCL (For. Reg.)	5,441,700	4,328,605
BTS Group Holdings PCL:
(For. Reg.)	10,828,800	4,287,558
warrants (a)	1,082,880	18,181
Bumrungrad Hospital PCL (For. Reg.)	604,200	2,584,204
CPN Retail Growth Leasehold REIT	976,100	1,132,820
Electricity Generating PCL (For. Reg.)	440,500	4,288,228
Kasikornbank PCL	56,000	250,587
Kasikornbank PCL (For. Reg.)	1,478,300	6,638,587
Krung Thai Bank PCL (For. Reg.)	6,296,800	3,241,001

TOTAL THAILAND		34,417,489

United Arab Emirates - 2.7%
Dubai Islamic Bank Pakistan Ltd. (a)	145,713	226,521
Emirates Telecommunications Corp.	1,991,503	8,826,906
National Bank of Abu Dhabi PJSC	2,126,382	8,961,597

TOTAL UNITED ARAB EMIRATES		18,015,024

United States of America - 1.5%
Yum China Holdings, Inc.	235,619	10,148,110
TOTAL COMMON STOCKS
(Cost $659,482,878)		653,094,076
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.82% 3/19/20(c)
(Cost $399,057)	$400,000	399,240
	Shares	Value

Money Market Funds - 1.9%
Fidelity Cash Central Fund 1.58% (d)
(Cost $12,911,403)	12,908,821	12,911,403
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $672,793,338)		666,404,719
NET OTHER ASSETS (LIABILITIES) - 0.7%(e)		4,733,036
NET ASSETS - 100%		$671,137,755

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	340	March 2020	$17,851,700	$(932,955)	$(932,955)

The notional amount of futures purchased as a percentage of Net Assets is 2.7%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,078,591 or 1.4% of net assets.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $399,240.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Includes $460,232 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$29,489
Fidelity Securities Lending Cash Central Fund	296
Total	$29,785

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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